Derivative Instruments - Asset and Liability Management Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional Value	$ 1,200,000
Asset and liability management positions
Derivative [Line Items]
Notional Value	91,328	$ 90,763
Fair Value, Assets	312	396
Fair Value, Liabilities	241	422
Asset and liability management positions | Swaps | Visa Class B Shares
Derivative [Line Items]
Fair Value, Liabilities	91	190
Derivative liability notional value	2,000	1,800
Asset and liability management positions | Underwriting purchase and sale commitments
Derivative [Line Items]
Notional Value	28	13
Asset and liability management positions | Other
Derivative [Line Items]
Notional Value	2,136	1,908
Fair Value, Assets	11	11
Fair Value, Liabilities	93	190
Asset and liability management positions | Other economic hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	7,029	9,215
Fair Value, Assets	9	0
Fair Value, Liabilities	3	3
Asset and liability management positions | Other economic hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	3,801	9,616
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Buy/ Purchased
Derivative [Line Items]
Notional Value	5,006	3,546
Fair Value, Assets	29	10
Fair Value, Liabilities	5	18
Asset and liability management positions | Other economic hedges | Interest rate contracts | Futures and forwards | Sell/ Written
Derivative [Line Items]
Notional Value	4,501	7,522
Fair Value, Assets	7	20
Fair Value, Liabilities	34	38
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Buy/ Purchased
Derivative [Line Items]
Notional Value	6,085	11,434
Fair Value, Assets	237	346
Fair Value, Liabilities	0	0
Asset and liability management positions | Other economic hedges | Interest rate contracts | Options | Sell/ Written
Derivative [Line Items]
Notional Value	3,696	7,849
Fair Value, Assets	14	7
Fair Value, Liabilities	75	148
Asset and liability management positions | Other economic hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	734	962
Fair Value, Assets	2	2
Fair Value, Liabilities	5	6
Asset and liability management positions | Other economic hedges | Equity contracts
Derivative [Line Items]
Notional Value	227	361
Fair Value, Assets	2	0
Fair Value, Liabilities	0	10
Asset and liability management positions | Other economic hedges | Credit contracts
Derivative [Line Items]
Notional Value	2,620	330
Fair Value, Assets	1	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Fair value hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	12,100	17,400
Fair Value, Assets	0	0
Fair Value, Liabilities	16	9
Asset and liability management positions | Fair value hedges | Interest rate contracts | Pay fixed/receive floating swaps
Derivative [Line Items]
Notional Value	24,139	5,542
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Cash flow hedges | Interest rate contracts | Receive fixed/pay floating swaps
Derivative [Line Items]
Notional Value	18,400	14,300
Fair Value, Assets	0	0
Fair Value, Liabilities	0	0
Asset and liability management positions | Net investment hedges | Foreign exchange forward contracts
Derivative [Line Items]
Notional Value	854	778
Fair Value, Assets	0	0
Fair Value, Liabilities	$ 10	$ 0